Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Marketable Securities Details
Balance, begin of period	$ 955
Held for trading securities received from:
Sale Agreement (Note 7(b))		6,571
Property option agreement (Note 9(a)(iii))		81
Distribution of AzMin by reduction of AzMet's paid up capital		86
Investment in held for trading securities	175
Disposition of held for trading securities at fair value	(104)	(8,760)
Change in fair value of marketable securities	(293)	2,985
Foreign currency translation adjustment	54	(8)
Balance, end of period	$ 787	$ 955